Acquisition of Entities under Common Control - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 18, 2015 USD ($) Vessel	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Net income (loss)			$ 179,635	$ 60,538	$ (2,709)
Revenues			514,193	250,002	180,015
SPT Explorer LLC And Navigator Spirit LLC [Member]
Business Acquisition [Line Items]
Business acquisition, assumed working capital			31,870
Entities under Common Control [Member]
Business Acquisition [Line Items]
Net income (loss)			2,708	3,396	5,429
Revenues			9,800	$ 14,400	$ 9,900
Entities under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member]
Business Acquisition [Line Items]
Business acquisition, assumed working capital	$ 39,000
Number of vessels | Vessel	2
Assumption of outstanding debt	$ 49,600
Amount paid to acquire business	30,400
Net assets acquired			25,000
Return of capital			$ 14,000
Entities under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Business acquisition, assumed working capital	8,600
Entities under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Amount to terminate time charters	2,900
Contractual amount	$ 1,500
Subsequent Event [Member] | Entities under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member]
Business Acquisition [Line Items]
Amount paid to acquire business		$ 8,600